Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Statement of Financial Position [Abstract]
Series A convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Series A convertible preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Series A convertible preferred stock, shares issued		1,000,000	1,000,000
Series A convertible preferred stock, shares outstanding		1,000,000	1,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	681,000,000	681,000,000	681,000,000
Common stock, shares outstanding	27,377,696	27,505,196	40,792,510
Common stock, shares issued	40,792,510	40,792,510	40,792,510
Treasury stock, shares	13,414,814	13,287,314